Profit from operations (Tables)	12 Months Ended
Dec. 31, 2022
Profit From Operations [Abstract]
Summary of Profit from Operations

	Note	2022 € '000s	2021 € '000s	2020 € '000s
Profit from operations is derived at after charging the following:
Amortization of intangible assets	11	55,347	77,564	51,191
Depreciation of property, plant and equipment	13	5,337	3,154	2,206
Depreciation of right-of-use asset	20	6,045	2,841	2,010
Foreign exchange losses		43,683	27,142	13,913

Summary of Direct and Marketing Expenses
Direct and marketing expenses in the Consolidated Statement of Profit or Loss and Comprehensive Income are broken down as follows:

	2022 € '000s	2021 € '000s	2020 € '000s
Direct and marketing expenses
Gaming tax, license costs and other tax	67,951	48,800	33,969
Processing & Fraud Costs	197,394	173,619	99,322
Royalties	178,203	202,856	164,636
Other operational costs	50,137	36,126	19,142
Staff costs and related expenses	130,305	79,885	47,158
Costs relating to currency movements	12,550	4,924	1,596
Marketing Expenses	342,760	350,284	246,866
	979,300	896,494	612,689

Summary of General and Administration Expenses
General and Administration expenses in the Consolidated Statement of Profit or Loss and Comprehensive Income are broken down as follows:

	2022 € '000s	2021 € '000s	2020 € '000s
General and administration expenses
Staff costs and related expenses[1]	68,311	88,859	86,506
Technical and Infrastructure costs	31,149	20,198	9,172
Other administrative costs	44,624	33,695	18,860
	144,084	142,752	114,538

Summary of Depreciation and Amortization Expense	The depreciation and amortization expense attributable to each of these is as follows:

	2022 € '000s	2021 € '000s	2020 € '000s
Amount included in General and administration expenses	11,382	5,996	4,216
Amount included in Direct and marketing expenses	55,347	77,564	51,191
	66,729	83,560	55,407